                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

August 23, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  Centennial Tax Exempt Trust (the "Registrant")
           Reg. No. 2-69653; File No. 811-3104

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
(the "Securities Act"), I hereby represent that the form of Prospectus and
Statement of Additional Information that would have been filed pursuant to
Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 44 to the Registrant's Registration
Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 21, 2006.

                                                Sincerely,

                                                /s/ Kathleen T. Ives

                                                ------------------------------------
                                                Kathleen T. Ives
                                                Vice President & Senior
                                                Counsel
                                                (303) 768-3331
                                                kives@oppenheimerfunds.com

cc:  Myer, Swanson, Adams & Wolf ,P.C.
     Deloitte & Touche LLP
     Gloria LaFond
     Nancy S. Vann